Annual Total Returns [BarChart] - LVIP Delaware Value Fund - Standard Class	May 01, 2021
Bar Chart Table:
2011	9.54%
2012	14.73%
2013	33.69%
2014	14.00%
2015	(0.41%)
2016	14.65%
2017	13.80%
2018	(2.73%)
2019	19.97%
2020	0.41%